Note 12 - Investments in Associates - Schedule of Investments in Associates (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Balance	$ 36,248
Company’s share of net loss of associates	(3,858)	$ (6,182)	$ (5,880)
Balance	29,456	36,248
Dolly Varden [member]
Statement Line Items [Line Items]
Balance	36,126	42,303
Company’s share of net loss of associates	(3,837)	(6,177)	(5,856)
Disposition	(5,017)
Dilution gain	2,083
Balance	29,355	36,126	42,303
Universal Mineral Services (UMS) [member]
Statement Line Items [Line Items]
Balance	122	127
Company’s share of net loss of associates	(21)	(5)	(24)
Disposition	0
Dilution gain	0
Balance	101	122	127
Total for all associates [member]
Statement Line Items [Line Items]
Balance	36,248	42,430
Company’s share of net loss of associates	(3,858)	(6,182)	(5,880)
Disposition	(5,017)
Dilution gain	2,083
Balance	$ 29,456	$ 36,248	$ 42,430